Indemnification Asset with Related Party and Litigation Finance Payable (Details)	Mar. 03, 2025
PBM | Subsequent Events
Indemnification Asset with Related Party and Litigation Finance Payable
Major stockholder ownership percentage of Liquidia Corporation Common Stock	7.80%